Debentures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Debentures [Abstract]
Summary of Details of Debentures
23.1 Details of debentures as of December 31, 2020 and 2021, are as follows:

	Interest rate (%) as of December 31, 2021	December 31, 2020		December 31, 2021
		(In millions of Korean won)
Debentures in Korean won
Structured debentures	5.65 ~ 8.62	￦	1,960	￦	910
Exchangeable bonds*	0.00		240,000		240,000
Subordinated fixed rate debentures	2.02 ~ 7.86		4,834,407		6,241,957
Fixed rate debentures	0.80 ~ 13.70		47,229,619		44,124,235
Floating rate debentures	1.24 ~ 2.57		3,190,000		6,893,782

			55,495,986		57,500,884

Fair value adjustments of fair value hedged debentures in Korean won			(6,839)		(79,877)
Less: Discount on debentures in Korean won			(32,028)		(38,976)
Less: Adjustment for exchange right of exchangeable bonds in Korean won			(14,957)		(11,719)

			55,442,162		57,370,312

Debentures in foreign currencies
Floating rate debentures	0.37 ~ 1.46		2,232,938		2,749,174
Fixed rate debentures	0.05 ~ 12.00		5,030,580		7,312,966

			7,263,518		10,062,140

Fair value adjustments of fair value hedged debentures in foreign currencies			81,333		27,953
Less: Discount on debentures in foreign currencies			(26,326)		(30,217)

			7,318,525		10,059,876

		￦	62,760,687	￦	67,430,188

*
Fair value of the liability component of exchangeable bonds is calculated by using market interest rate of bonds under the same conditions without the exchange right. The residual amount after deducting the liability component from the issuance amount, represents the value of the exchange right and is recorded in equity. Shares to be exchanged are 5 million treasury shares of KB Financial Group Inc. with the exchange price of ￦ 48,000. Exercise period for exchange right is from the 60th day of the issuance date to 10 days before the maturity date.

Summary of Changes In Debentures Based On Face Value
23.2 Changes in debentures based on par value for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Beginning		Issue		Repayment		Business combination		Others		Ending
	(In millions of Korean won)
Debentures in Korean won
Structured debentures	￦	33,310	￦	—	￦	(1,350)	￦	—	￦	(30,000)	￦	1,960
Exchangeable bonds		—		240,000		—		—		—		240,000
Subordinated fixed rate debentures		3,386,590		2,150,000		(702,183)		—		—		4,834,407
Fixed rate debentures		40,596,755		111,677,084		(105,044,220)		—		—		47,229,619
Floating rate debentures		1,580,000		2,010,000		(400,000)		—		—		3,190,000

		45,596,655		116,077,084		(106,147,753)		—		(30,000)		55,495,986

Debentures in foreign currencies
Floating rate debentures		2,227,607		823,478		(675,075)		—		(143,072)		2,232,938
Fixed rate debentures		3,094,196		2,909,967		(937,972)		277,087		(312,698)		5,030,580

		5,321,803		3,733,445		(1,613,047)		277,087		(455,770)		7,263,518

	￦	50,918,458	￦	119,810,529	￦	(107,760,800)	￦	277,087	￦	(485,770)	￦	62,759,504

	2021
	Beginning		Issue		Repayment		Others		Ending
	(In millions of Korean won)
Debentures in Korean won
Structured debentures	￦	1,960	￦	—	￦	(1,050)	￦	—	￦	910
Exchangeable bonds		240,000		—		—		—		240,000
Subordinated fixed rate debentures		4,834,407		1,409,000		(1,450)		—		6,241,957
Fixed rate debentures		47,229,619		110,295,448		(113,400,832)		—		44,124,235
Floating rate debentures		3,190,000		6,085,064		(2,381,282)		—		6,893,782

		55,495,986		117,789,512		(115,784,614)		—		57,500,884

Debentures in foreign currencies
Floating rate debentures		2,232,938		810,920		(500,901)		206,217		2,749,174
Fixed rate debentures		5,030,580		3,195,539		(1,224,070)		310,917		7,312,966

		7,263,518		4,006,459		(1,724,971)		517,134		10,062,140

	￦	62,759,504	￦	121,795,971	￦	(117,509,585)	￦	517,134	￦	67,563,024